UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
4045 Orchard Road

Suite 100

Smyrna, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Smyrna, Georgia

and Date of Signing:
08/10/2006

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
69
Form 13F Information Table Value Total:
$104,714


List of Other Included Managers:

No.  13F File Number
Name
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

                                                            VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER                    TITLE OF CLASS CUSIP      (x$1000) PRN AMT       PRN CALLDSCRETN MANAGERS SOLE     SHARED    NONE

AGL Resources Inc.                COM            001204106     2,048       53,732  SH      OTHER                  53,732
Amdocs Lmt.                       COM            010510864     2,411       65,885  SH      OTHER                  65,885
Amedisys Inc.                     COM            023436108     1,901       50,163  SH      OTHER                  50,163
American Science & Engineering    COM            029429107     1,005       17,359  SH      OTHER                  17,359
Amphenol                          COM            032095101     1,358       24,260  SH      OTHER                  24,260
Apollo Group                      COM            037604105     2,041       39,510  SH      OTHER                  39,510
Arch Capital Group                COM            011576290     1,280       21,520  SH      OTHER                  21,520
ASV Inc.                          COM            001963107     1,732       75,178  SH      OTHER                  75,178
Avid Tech Inc                     COM            05367P100     1,178       35,335  SH      OTHER                  35,335
Baldor Electric                   COM            057741100     2,136       68,270  SH      OTHER                  68,270
Bemis Corp.                       COM            081437105     1,386       45,271  SH      OTHER                  45,271
BOK Financial                     COM            05561Q201     1,668       33,585  SH      OTHER                  33,585
Brady Corp.                       COM            104674106       722       19,605  SH      OTHER                  19,605
Bright Horizons Family Solutions  COM            109195107     1,029       27,293  SH      OTHER                  27,293
C A C I Inc.                      COM            127190304       458        7,853  SH      OTHER                   7,853
Canadian National                 COM            136375102     1,716       39,216  SH      OTHER                  39,216
Cash America Intl. Inc.           COM            14754D100     1,902       59,439  SH      OTHER                  59,439
CDW Computer Centers              COM            12512N105     1,873       34,267  SH      OTHER                  34,267
Ceradyne Inc.                     COM            156710105     1,930       39,007  SH      OTHER                  39,007
Chattem Inc.                      COM            162456107       954       31,411  SH      OTHER                  31,411
Citigroup                         COM            172967101     1,852       38,388  SH      OTHER                  38,388
City Holding Co.                  COM            177835105     1,195       33,054  SH      OTHER                  33,054
Claire's Stores                   COM            179584107     1,242       48,687  SH      OTHER                  48,687
Compass Bancshares                COM            20449H109       845       15,205  SH      OTHER                  15,205
CoPart Inc.                       COM            217204106       886       36,065  SH      OTHER                  36,065
Core Laboratories                 COM            N22717107     1,891       30,972  SH      OTHER                  30,972
Costco Corp.                      COM            22160K105     2,279       39,890  SH      OTHER                  39,890
Coventry Healthcare               COM            222862104       294        5,343  SH      OTHER                   5,343
Cree Industries                   COM            225447101       612       25,773  SH      OTHER                  25,773
Cummins Inc.                      COM            231021106     2,235       18,285  SH      OTHER                  18,285
Curtiss Wright Co.                COM            231561101     1,232       39,898  SH      OTHER                  39,898
Danaher Corp Del                  COM            235851102     2,690       41,826  SH      OTHER                  41,826
F5 Networks, Inc                  COM            315616102     1,620       30,300  SH      OTHER                  30,300
Fedex Corporation                 COM            31428X106     2,458       21,035  SH      OTHER                  21,035
First Industrial Realty Trust     COM            32054K103     1,006       26,505  SH      OTHER                  26,505
Franklin Resources Inc.           COM            354613101     1,764       20,319  SH      OTHER                  20,319
G.E. Pines Preferred              COM            369622485       747       32,750  SH      OTHER                  32,750
Genesee & Wyoming Inc.            COM            371559105     1,651       46,533  SH      OTHER                  46,533
Getty Images Inc.                 COM            374276103       912       14,363  SH      OTHER                  14,363
Glacier Bancorp Inc.              COM            37637Q105     1,355       46,296  SH      OTHER                  46,296
Global Imaging Sys. Inc.          COM            37934A100     1,203       29,150  SH      OTHER                  29,150
Goldman Sachs                     COM            38141G104     1,290        8,574  SH      OTHER                   8,574
Harman Intl.                      COM            413086109     1,752       20,520  SH      OTHER                  20,520
Harrah's Entmt.                   COM            413619107     1,498       21,043  SH      OTHER                  21,043
Healthextras Inc.                 COM            422211102     1,583       52,372  SH      OTHER                  52,372
Highland Hospitality Corp.        COM            430141101     1,182       83,920  SH      OTHER                  83,920
Hologic Inc.                      COM            436440101     1,458       29,532  SH      OTHER                  29,532
Hospitality Prop. Trust           COM            44106M102     2,019       45,976  SH      OTHER                  45,976
L3 Comm                           COM            502424104       496        6,570  SH      OTHER                   6,570
LCA Vision                        COM            501803308     2,316       43,777  SH      OTHER                  43,777
Lowes Companies Inc               COM            548661107     1,855       30,572  SH      OTHER                  30,572
Middleby Corp.                    COM            596278101     1,819       21,016  SH      OTHER                  21,016
Oregon Steel Mills                COM            686079104     1,204       23,764  SH      OTHER                  23,764
Pacer Int.                        COM            69373H106     1,583       48,603  SH      OTHER                  48,603
Pool Corporation                  COM            784028102     2,366       54,221  SH      OTHER                  54,221
PPL Corp                          COM            69351T106     1,358       42,045  SH      OTHER                  42,045
Praxair                           COM            74005P104     1,578       29,225  SH      OTHER                  29,225
Quest Software                    COM            74834T103     1,400      100,005  SH      OTHER                100,005
RC2 Corp.                         COM            749388104     2,668       69,021  SH      OTHER                  69,021
S E I Investments Co.             COM            784117103     2,258       46,191  SH      OTHER                  46,191
Sandisk Corp.                     COM            80004C101       975       19,132  SH      OTHER                  19,132
Scientific Games                  COM            80874P109     1,874       52,602  SH      OTHER                  52,602
Selective Insurance Group         COM            816300107     1,001       17,910  SH      OTHER                  17,910
Sonic Corp.                       COM            835451105       286       13,733  SH      OTHER                  13,733
St. Joe Company                   COM            790148100     1,431       30,746  SH      OTHER                  30,746
Symantec Corp.                    COM            871503108       582       37,449  SH      OTHER                  37,449
Thor Industries                   COM            885160101     2,039       42,086  SH      OTHER                  42,086
Webex Communications Inc.         COM            94767L109     1,966       55,332  SH      OTHER                  55,332
Werner Enterprises                COM            950755108     2,180      107,572  SH      OTHER                107,572


							     104,714    2,582,305
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